UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS

VARIABLE EQUITY TRUST

LEGG MASON CLEARBRIDGE VARIABLE

DIVIDEND STRATEGY PORTFOLIO

FORM N-Q

MARCH 31, 2010

LEGG MASON CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited)	March 31, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.8%
CONSUMER DISCRETIONARY - 7.4%
Hotels, Restaurants & Leisure -1.5%
McDonald’s Corp.	10,400	$693,888

Household Durables - 0.5%
Leggett & Platt Inc.	10,540	228,086

Leisure Equipment & Products - 0.4%
Mattel Inc.	7,830	178,054

Media - 2.4%
Comcast Corp., Special Class A Shares	16,510	296,685
Reed Elsevier PLC	23,700	188,994
Time Warner Inc.	19,700	616,019

Total Media		1,101,698

Specialty Retail - 2.5%
Gap Inc.	11,990	277,089
Home Depot Inc.	26,610	860,834

Total Specialty Retail		1,137,923

Textiles, Apparel & Luxury Goods - 0.1%
V.F. Corp.	800	64,120

TOTAL CONSUMER DISCRETIONARY		3,403,769

CONSUMER STAPLES - 15.4%
Beverages - 2.0%
Coca-Cola Co.	10,200	561,000
PepsiCo Inc.	5,600	370,496

Total Beverages		931,496

Food & Staples Retailing - 3.3%
Safeway Inc.	29,750	739,585
Wal-Mart Stores Inc.	14,000	778,400

Total Food & Staples Retailing		1,517,985

Food Products - 5.3%
General Mills Inc.	7,800	552,162
H.J. Heinz Co.	19,000	866,590
Kraft Foods Inc., Class A Shares	13,500	408,240
Unilever PLC, ADR	21,451	628,085

Total Food Products		2,455,077

Household Products - 4.8%
Colgate-Palmolive Co.	5,000	426,300
Kimberly-Clark Corp.	8,100	509,328
Procter & Gamble Co.	20,130	1,273,625

Total Household Products		2,209,253

TOTAL CONSUMER STAPLES		7,113,811

ENERGY - 12.3%
Energy Equipment & Services - 2.6%
Baker Hughes Inc.	6,940	325,070
Diamond Offshore Drilling Inc.	2,300	204,263
Halliburton Co.	7,980	240,437
Schlumberger Ltd.	6,580	417,567

Total Energy Equipment & Services		1,187,337

Oil, Gas & Consumable Fuels - 9.7%
BP PLC, ADR	11,100	633,477
Chevron Corp.	9,614	729,030
ConocoPhillips	4,450	227,706
Exxon Mobil Corp.	22,522	1,508,524
Southern Union Co.	25,500	646,935
Spectra Energy Corp.	14,500	326,685
Total SA, ADR	7,000	406,140

Total Oil, Gas & Consumable Fuels		4,478,497

TOTAL ENERGY		5,665,834

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	SHARES	VALUE
FINANCIALS - 14.1%
Capital Markets - 2.2%
Charles Schwab Corp.	14,000	$261,660
Franklin Resources Inc.	2,780	308,302
Morgan Stanley	14,550	426,170

Total Capital Markets		996,132

Commercial Banks - 0.5%
KeyCorp	29,080	225,370

Diversified Financial Services - 4.0%
Bank of America Corp.	39,060	697,221
JPMorgan Chase & Co.	25,457	1,139,201

Total Diversified Financial Services		1,836,422

Insurance - 3.4%
Chubb Corp.	11,902	617,118
Fidelity National Financial Inc., Class A Shares	3,690	54,686
Travelers Cos. Inc.	16,700	900,798

Total Insurance		1,572,602

Real Estate Investment Trusts (REITs) - 4.0%
Annaly Capital Management Inc.	42,920	737,366
AvalonBay Communities Inc.	3,050	263,367
Boston Properties Inc.	3,550	267,812
Chimera Investment Corp.	60,000	233,400
LaSalle Hotel Properties	4,940	115,102
Simon Property Group Inc.	2,908	243,981

Total Real Estate Investment Trusts (REITs)		1,861,028

TOTAL FINANCIALS		6,491,554

HEALTH CARE - 10.8%
Health Care Equipment & Supplies - 1.6%
Baxter International Inc.	8,282	482,012
Medtronic Inc.	6,000	270,180

Total Health Care Equipment & Supplies		752,192

Pharmaceuticals - 9.2%
Abbott Laboratories	9,000	474,120
Bristol-Myers Squibb Co.	17,000	453,900
GlaxoSmithKline PLC, ADR	7,400	285,048
Johnson & Johnson	20,470	1,334,644
Merck & Co. Inc.	20,940	782,109
Novartis AG, ADR	13,400	724,940
Roche Holding AG, ADR	4,900	198,548

Total Pharmaceuticals		4,253,309

TOTAL HEALTH CARE		5,005,501

INDUSTRIALS - 14.4%
Aerospace & Defense - 4.7%
Boeing Co.	1,840	133,602
Honeywell International Inc.	19,902	900,964
Lockheed Martin Corp.	2,300	191,406
Northrop Grumman Corp.	7,400	485,218
Raytheon Co.	8,300	474,096

Total Aerospace & Defense		2,185,286

Air Freight & Logistics - 0.4%
United Parcel Service Inc., Class B Shares	3,200	206,112

Commercial Services & Supplies - 1.9%
Waste Management Inc.	25,000	860,750

Electrical Equipment - 1.5%
Emerson Electric Co.	13,552	682,208

Industrial Conglomerates - 3.9%
3M Co.	4,110	343,473
General Electric Co.	21,700	394,940
McDermott International Inc.	22,560	607,315	*
Tyco International Ltd.	5,000	191,250

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	SHARES	VALUE
Industrial Conglomerates - continued
United Technologies Corp.	3,500	$257,635

Total Industrial Conglomerates		1,794,613

Machinery - 2.0%
Deere & Co.	7,410	440,598
Dover Corp.	5,040	235,620
Parker Hannifin Corp.	3,800	246,012

Total Machinery		922,230

TOTAL INDUSTRIALS		6,651,199

INFORMATION TECHNOLOGY - 13.0%
Communications Equipment - 1.3%
QUALCOMM Inc.	4,500	188,955
Telefonaktiebolaget LM Ericsson, ADR	40,960	427,213

Total Communications Equipment		616,168

Computers & Peripherals - 1.2%
International Business Machines Corp.	4,400	564,300

IT Services - 1.4%
Automatic Data Processing Inc.	14,000	622,580

Semiconductors & Semiconductor Equipment - 6.2%
Applied Materials Inc.	42,100	567,508
Intel Corp.	23,700	527,562
Linear Technology Corp.	18,500	523,180
Microchip Technology Inc.	25,930	730,189
Texas Instruments Inc.	21,270	520,477

Total Semiconductors & Semiconductor Equipment		2,868,916

Software - 2.9%
Microsoft Corp.	46,231	1,353,181

TOTAL INFORMATION TECHNOLOGY		6,025,145

MATERIALS - 4.7%
Chemicals - 2.0%
Air Products & Chemicals Inc.	2,500	184,875
E.I. du Pont de Nemours & Co.	10,000	372,400
PPG Industries Inc.	5,800	379,320

Total Chemicals		936,595

Metals & Mining - 1.9%
BHP Billiton Ltd., ADR	2,750	220,880
Nucor Corp.	4,480	203,302
United States Steel Corp.	7,030	446,546

Total Metals & Mining		870,728

Paper & Forest Products - 0.8%
Weyerhaeuser Co.	7,588	343,509

TOTAL MATERIALS		2,150,832

TELECOMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 2.9%
AT&T Inc.	34,460	890,447
Verizon Communications Inc.	9,500	294,690
Windstream Corp.	16,500	179,685

Total Diversified Telecommunication Services		1,364,822

Wireless Telecommunication Services - 1.7%
Vodafone Group PLC, ADR	32,877	765,705

TOTAL TELECOMMUNICATION SERVICES		2,130,527

UTILITIES - 1.1%
Electric Utilities - 0.8%
American Electric Power Co. Inc.	860	29,395
Exelon Corp.	2,650	116,096
FPL Group Inc.	4,500	217,485

Total Electric Utilities		362,976

Multi-Utilities - 0.3%
PG&E Corp.	4,000	169,680

TOTAL UTILITIES		532,656

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $38,372,795)				$45,170,828

SHORT-TERM INVESTMENT - 2.3%
Repurchase Agreement - 2.3%
Interest in $499,967,000 joint tri-party repurchase agreement dated 3/31/10 with RBS Securities Inc.; Proceeds at maturity - $1,046,000; (Fully collateralized by various U.S. government agency obligations, 0.000% to 5.920% due 4/5/10 to 4/23/29; Market value -$1,066,921) (Cost - $1,046,000)	0.010%	4/1/10	$1,046,000	1,046,000

TOTAL INVESTMENTS - 100.1% (Cost - $39,418,795#)				46,216,828
Liabilities in Excess of Other Assets - (0.1)%				(35,388)

TOTAL NET ASSETS - 100.0%				$46,181,440

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Variable Dividend Strategy Portfolio (the “Portfolio”) is a separate diversified series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities at fair value as determined in accordance with procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$45,170,828	—	—	$45,170,828
Short-term investment†	—	$1,046,000	—	1,046,000

Total investments	$45,170,828	$1,046,000	—	$46,216,828

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,226,087
Gross unrealized depreciation	(1,428,054)

Net unrealized appreciation	$6,798,033

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2010, the Portfolio did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 26, 2010

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	May 26, 2010